Discontinued Operations (Details) - Schedule of Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations [Abstract]
Revenues		$ 2,028,646	$ 870,952	$ 4,466,581	$ 70,711,483	$ 69,375,505
Operating Expenses
Cost of revenues		1,672,052	744,706	3,485,835
Personnel		264,790	98,213	537,994
Depreciation and amortization		46,603	7,702	93,206
General and administrative		372,993	203,377	749,158
Professional fees		59,038	78,807	108,474
Total Operating Expenses		2,415,476	1,132,805	4,974,667
Loss from operations		(386,830)	(261,853)	(508,086)
Other Income (Expense)
Other income		104		374
Interest expense		(221,513)	(724)	(247,142)
Total Other Expense		(221,409)	(724)	(246,768)
Net loss from discontinued operations before income taxes		(608,239)	(262,577)	(754,854)
Income tax benefit				42,000
Net loss from discontinued operations		(608,239)	(262,577)	(712,854)
Net income (loss) attributable to non-controlling interests from discontinued operations		30,412	(59,304)	35,643
Net loss from discontinued operations attributable to 1847 Holdings		$ (577,827)	$ (321,881)	$ (677,211)